Share-based compensation plans and shares held in trust (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangements [Abstract]
Summary of Share-based Compensation Expense

	$ million
	2025	2024	2023
Equity-settled [A]	774	732	700
[A]On an incidental basis awards may be cash-settled, where an equity settlement is not possible under local regulations.
Schedule of Share Awards Under the PSP and LTIP

	Number of ordinary shares (million)	Number of ADSs (million)	Weighted average remaining contractual life (years)
At January 1, 2025	49	9	0.9
Granted	21	4
Vested	(31)	(5)
Forfeited	(3)	—
At December 31, 2025	36	8	0.9
At January 1, 2024	58	10	0.9
Granted	20	3
Vested	(26)	(4)
Forfeited	(3)	—
At December 31, 2024	49	9	0.9